Schedule of Investments (unaudited)	iShares® Russell Top 200 Value ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.1%
Boeing Co. (The)(a)	45,294	$6,192,596
General Dynamics Corp.	30,330	6,710,512
L3Harris Technologies Inc.	23,514	5,683,334
Northrop Grumman Corp.	15,653	7,491,056
Raytheon Technologies Corp.	180,971	17,393,123
		43,470,621
Air Freight & Logistics — 0.6%
FedEx Corp.	29,034	6,582,298
United Parcel Service Inc., Class B	9,242	1,687,035
		8,269,333
Automobiles — 0.8%
Ford Motor Co.	481,628	5,360,520
General Motors Co.(a)	177,633	5,641,624
		11,002,144
Banks — 8.3%
Bank of America Corp.	841,546	26,197,327
Citigroup Inc.	237,776	10,935,318
JPMorgan Chase & Co.	349,713	39,381,181
PNC Financial Services Group Inc. (The)	49,786	7,854,737
Truist Financial Corp.	164,739	7,813,571
U.S. Bancorp.	163,462	7,522,521
Wells Fargo & Co.	455,459	17,840,329
		117,544,984
Beverages — 1.4%
Coca-Cola Co. (The)	116,236	7,312,407
Constellation Brands Inc., Class A	18,964	4,419,750
Keurig Dr Pepper Inc.	106,326	3,762,877
Monster Beverage Corp.(a)	2,914	270,128
PepsiCo Inc.	24,966	4,160,833
		19,925,995
Biotechnology — 1.7%
Amgen Inc.	10,320	2,510,856
Gilead Sciences Inc.	150,985	9,332,383
Moderna Inc.(a)	39,004	5,571,722
Regeneron Pharmaceuticals Inc.(a)	10,646	6,293,170
Vertex Pharmaceuticals Inc.(a)	1,818	512,294
		24,220,425
Building Products — 0.3%
Johnson Controls International PLC	83,672	4,006,215

Capital Markets — 4.8%
BlackRock Inc.(b)	17,812	10,848,220
Charles Schwab Corp. (The)	81,125	5,125,477
CME Group Inc.	43,161	8,835,057
Goldman Sachs Group Inc. (The)	40,345	11,983,272
Intercontinental Exchange Inc.	65,941	6,201,092
Moody's Corp.	794	215,944
Morgan Stanley	154,192	11,727,844
S&P Global Inc.	40,739	13,731,487
		68,668,393
Chemicals — 1.8%
Air Products and Chemicals Inc.	26,748	6,432,359
Dow Inc.	90,254	4,658,009
Ecolab Inc.	3,288	505,563
Linde PLC	47,825	13,751,122
		25,347,053
Security	Shares	Value

Commercial Services & Supplies — 0.0%
Waste Management Inc.	3,254	$497,797

Communications Equipment — 1.5%
Cisco Systems Inc.	494,466	21,084,030

Consumer Finance — 1.0%
American Express Co.	67,589	9,369,187
Capital One Financial Corp.	48,077	5,009,143
		14,378,330
Diversified Financial Services — 4.2%
Berkshire Hathaway Inc., Class B(a)	216,997	59,244,521

Diversified Telecommunication Services — 3.1%
AT&T Inc.	866,091	18,153,267
Verizon Communications Inc.	502,845	25,519,384
		43,672,651
Electric Utilities — 3.5%
American Electric Power Co. Inc.	63,247	6,067,917
Duke Energy Corp.	91,369	9,795,671
Exelon Corp.	121,139	5,490,019
NextEra Energy Inc.	235,545	18,245,316
Southern Co. (The)	130,653	9,316,865
		48,915,788
Electrical Equipment — 0.7%
Eaton Corp. PLC	48,819	6,150,706
Emerson Electric Co.	49,936	3,971,909
		10,122,615
Energy Equipment & Services — 0.5%
Schlumberger NV	182,240	6,516,902

Entertainment — 2.2%
Activision Blizzard Inc.	93,816	7,304,514
Netflix Inc.(a)	28,886	5,051,295
Walt Disney Co. (The)(a)	202,835	19,147,624
		31,503,433
Equity Real Estate Investment Trusts (REITs) — 1.5%
American Tower Corp.	13,199	3,373,532
Digital Realty Trust Inc.	34,480	4,476,538
Equinix Inc.	2,669	1,753,586
Prologis Inc.(c)	89,007	10,471,674
Public Storage	4,110	1,285,074
		21,360,404
Food & Staples Retailing — 1.7%
Walgreens Boots Alliance Inc.	86,710	3,286,309
Walmart Inc.	171,516	20,852,915
		24,139,224
Food Products — 1.7%
Archer-Daniels-Midland Co.	68,583	5,322,041
General Mills Inc.	73,630	5,555,384
Kraft Heinz Co. (The)	85,671	3,267,492
Mondelez International Inc., Class A	161,569	10,031,819
		24,176,736
Health Care Equipment & Supplies — 4.0%
Abbott Laboratories	178,639	19,409,127
Baxter International Inc.	51,439	3,303,927
Becton Dickinson and Co.	34,228	8,438,229
Boston Scientific Corp.(a)	171,517	6,392,439
Intuitive Surgical Inc.(a)	3,003	602,732
Medtronic PLC	159,922	14,353,000

Schedule of Investments (unaudited) (continued)	iShares® Russell Top 200 Value ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Stryker Corp.	19,381	$3,855,462
		56,354,916
Health Care Providers & Services — 3.9%
Centene Corp.(a)	72,102	6,100,550
Cigna Corp.	32,120	8,464,262
CVS Health Corp.	157,944	14,635,091
Elevance Health Inc.	20,499	9,892,408
HCA Healthcare Inc.	25,609	4,303,849
Humana Inc.	4,569	2,138,612
McKesson Corp.	14,234	4,643,273
UnitedHealth Group Inc.	9,356	4,805,522
		54,983,567
Hotels, Restaurants & Leisure — 1.7%
McDonald's Corp.	68,447	16,898,195
Starbucks Corp.	89,025	6,800,620
		23,698,815
Household Products — 2.0%
Colgate-Palmolive Co.	38,112	3,054,295
Kimberly-Clark Corp.	16,618	2,245,923
Procter & Gamble Co. (The)	161,391	23,206,412
		28,506,630
Industrial Conglomerates — 1.9%
3M Co.	66,910	8,658,823
General Electric Co.	123,683	7,874,897
Honeywell International Inc.	57,188	9,939,846
		26,473,566
Insurance — 2.0%
American International Group Inc.	99,797	5,102,621
Aon PLC, Class A	1,533	413,419
Chubb Ltd.	50,845	9,995,110
Marsh & McLennan Companies Inc.	5,903	916,441
MetLife Inc.	87,510	5,494,753
Progressive Corp. (The)	9,286	1,079,683
Travelers Companies Inc. (The)	29,459	4,982,401
		27,984,428
Interactive Media & Services — 3.9%
Alphabet Inc., Class A(a)	4,755	10,362,382
Alphabet Inc., Class C, NVS(a)	4,334	9,480,408
Meta Platforms Inc, Class A(a)	217,148	35,015,115
		54,857,905
IT Services — 2.4%
Automatic Data Processing Inc.	4,107	862,634
Block Inc.(a)	62,102	3,816,789
Cognizant Technology Solutions Corp., Class A	62,892	4,244,581
Fidelity National Information Services Inc.	73,707	6,756,721
Fiserv Inc.(a)	65,301	5,809,830
International Business Machines Corp.	36,452	5,146,658
PayPal Holdings Inc.(a)	95,913	6,698,564
Snowflake Inc., Class A(a)	1,484	206,365
		33,542,142
Life Sciences Tools & Services — 3.1%
Danaher Corp.	72,662	18,421,270
Illumina Inc.(a)	18,740	3,454,906
Thermo Fisher Scientific Inc.	41,406	22,495,052
		44,371,228
Machinery — 0.1%
Caterpillar Inc.	8,362	1,494,791
Security	Shares	Value

Machinery (continued)
Illinois Tool Works Inc.	3,363	$612,907
		2,107,698
Media — 1.5%
Comcast Corp., Class A	534,784	20,984,924

Metals & Mining — 0.8%
Freeport-McMoRan Inc.	174,908	5,117,808
Newmont Corp.	96,515	5,759,050
Southern Copper Corp.	3,685	183,550
		11,060,408
Multi-Utilities — 0.9%
Dominion Energy Inc.	95,718	7,639,254
Sempra Energy	38,123	5,728,743
		13,367,997
Multiline Retail — 0.2%
Target Corp.	25,288	3,571,424

Oil, Gas & Consumable Fuels — 7.8%
Chevron Corp.	239,740	34,709,557
ConocoPhillips	160,693	14,431,839
EOG Resources Inc.	23,205	2,562,760
Exxon Mobil Corp.	512,886	43,923,557
Kinder Morgan Inc.	265,270	4,445,925
Marathon Petroleum Corp.	70,053	5,759,057
Occidental Petroleum Corp.	19,272	1,134,736
Pioneer Natural Resources Co.	14,203	3,168,405
		110,135,836
Pharmaceuticals — 9.5%
Bristol-Myers Squibb Co.	259,215	19,959,555
Eli Lilly & Co.	19,135	6,204,141
Johnson & Johnson	315,621	56,025,884
Merck & Co. Inc.	177,271	16,161,797
Pfizer Inc.	680,754	35,691,932
		134,043,309
Road & Rail — 0.9%
CSX Corp.	192,079	5,581,816
Norfolk Southern Corp.	28,130	6,393,668
Uber Technologies Inc.(a)	33,299	681,297
		12,656,781
Semiconductors & Semiconductor Equipment — 3.2%
Advanced Micro Devices Inc.(a)	41,784	3,195,222
Analog Devices Inc.	50,557	7,385,872
Intel Corp.	491,272	18,378,486
Marvell Technology Inc.	102,848	4,476,973
Micron Technology Inc.	108,660	6,006,725
Texas Instruments Inc.	34,310	5,271,732
		44,715,010
Software — 1.8%
Oracle Corp.	58,007	4,052,949
Roper Technologies Inc.	12,965	5,116,637
Salesforce Inc.(a)	91,290	15,066,502
VMware Inc., Class A	12,900	1,470,342
		25,706,430
Specialty Retail — 1.2%
Home Depot Inc. (The)	52,606	14,428,248
Lowe's Companies Inc.	11,841	2,068,267
		16,496,515
Tobacco — 1.9%
Altria Group Inc.	218,786	9,138,691

Schedule of Investments (unaudited) (continued)	iShares® Russell Top 200 Value ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Tobacco (continued)
Philip Morris International Inc.	187,052	$18,469,515
		27,608,206
Wireless Telecommunication Services — 0.7%
T-Mobile U.S. Inc.(a)	71,421	9,608,981

Total Long-Term Investments — 99.8%
(Cost: $1,387,669,166)		1,410,904,310

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(b)(d)(e)	7,414,792	7,414,051
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(b)(d)	1,780,000	1,780,000

Total Short-Term Securities — 0.6%
(Cost: $9,194,051)		9,194,051

Total Investments in Securities — 100.4%
(Cost: $1,396,863,217)		1,420,098,361

Liabilities in Excess of Other Assets — (0.4)%		(5,931,982)

Net Assets — 100.0%		$1,414,166,379

(a)	Non-income producing security.

(b)	Affiliate of the Fund.

(c)	All or a portion of this security is on loan.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,178,770	$6,235,006	(a)	$—	$80	$195	$7,414,051	7,414,792	$3,374	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,740,000	40,000	(a)	—	—	—	1,780,000	1,780,000	3,568		—
BlackRock Inc.	10,349,918	3,141,188		(419,225)	153,055	(2,376,716)	10,848,220	17,812	80,779		—
					$153,135	$(2,376,521)	$20,042,271		$87,721		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
DIJA Mini e-CBOT Index	11	09/16/22	$1,693	$(18,745)
E-Mini Consumer Staples Index	7	09/16/22	510	12,496
E-Mini Financial Select Sector Index	9	09/16/22	873	(18,152)
				$(24,401)

Schedule of Investments (unaudited) (continued)	iShares® Russell Top 200 Value ETF
June 30, 2022

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Black-Rock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,410,904,310	$—	$—	$1,410,904,310
Money Market Funds	9,194,051	—	—	9,194,051
	$1,420,098,361	$—	$—	$1,420,098,361
Derivative financial instruments(a)
Assets
Futures Contracts	$12,496	$—	$—	$12,496
Liabilities
Futures Contracts	(36,897)	—	—	(36,897)
	$(24,401)	$—	$—	$(24,401)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

NVS	Non-Voting Shares

4